INCOME AND EXPENSES	12 Months Ended
Jun. 30, 2020
INCOME AND EXPENSES [Abstract]
INCOME AND EXPENSES
2.	INCOME AND EXPENSES

		2020 US$	2019 US$	2018 US$
Finance income
Interest income		215,549	128,377	132,752
		215,549	128,377	132,752

Finance costs
Interest on loans and borrowings		(107,568)	-	-
Interest on lease liabilities		(49,703)	-	-
		(157,271)	-	-

Other income/(expenses)
Net foreign exchange gain		632,832	234,090	52,538
Grant income (1)		138,100	-	-
Gain on derecognition of right-of-use assets		15,588	-	-
Other		(25,603)	-	-
		760,917	234,090	52,538

Depreciation
Depreciation of property, plant and equipment		(84,512)	(8,812)	(1,259)
		(84,512)	(8,812)	(1,259)

Employee benefits expense (including KMP)
Wages, salaries and fees		(1,554,496)	(1,897,280)	(1,649,294)
Defined contribution plans		(34,099)	(51,432)	(18,876)
Other employee benefits		(130,430)	(159,030)	(66,735)
Share based payments	17	(470,939)	(438,375)	(1,172,164)
		(2,189,964)	(2,546,117)	(2,907,069)

Notes:

(1)
During the 2020 year, the Group received US$138,100 (2019: nil) (2018: nil) in government grants under the Paycheck Protection Program, a business loan program established by the 2020 US Federal government Coronavirus Aid, Relief, and Economic Security Act (CARES Act) to help certain businesses continue paying their workers. The Paycheck Protection Program provides businesses with funds to pay payroll costs in the form of loans that will be fully forgiven when used for eligible payroll costs.